FINANCE INCOME (EXPENSES) - Summary of Detailed Information About Financial Income Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INCOME:
Interest on short-term investments	R$ 537,289	R$ 264,764	R$ 167,967
Gains on monetary and exchange rate variations	2,643,894	1,785,259	1,752,503
Gains on swap and forward transactions	1,977,465	1,814,450	2,532,487
Gains on swap and forward derivatives mark to market	33,569	20,929	12,314
Inflation adjustment reversal on provision for tax risks and tax liabilities			42,378
Hyperinflationary economy adjustment	139,503	82,202	39,292
Debt structuring revenue for acquisition of Avon			95,145
Other finance income	49,078	38,959	96,305
Total finance income	5,380,798	4,006,563	4,738,391
FINANCIAL EXPENSES:
Interest on financing	(744,607)	(634,201)	(709,323)
Interest on leases	(200,246)	(210,669)	(229,544)
Losses from monetary and exchange rate variations	(2,551,486)	(2,075,306)	(2,671,372)
Losses on swap and forward transactions	(2,942,045)	(1,533,611)	(1,579,695)
Losses on swap and forward derivatives mark to market	(61,802)	(26,214)	(13,691)
Monetary adjustment of provision for tax, civil and labor risks and tax liabilities	(79,280)	(25,731)	(47,928)
Appropriation of funding costs (debentures and notes)	(18,096)	(27,228)	(11,082)
Interest on pension plan	(2,468)	(11,339)	(10,323)
Hyperinflationary economy adjustment	(327,115)	(108,730)	(20,625)
Debt structuring expenses for Avon acquisition			(110,741)
Other finance expenses	(354,514)	(380,511)	(369,486)
Total finance expenses	(7,281,659)	(5,033,540)	(5,773,810)
Net finance income (expenses), net	R$ (1,900,861)	R$ (1,026,977)	R$ (1,035,419)